Credit Quality Indicators - Wealth Management Loans and Mortgages - Credit Risk Profile by Internally Assigned Grade (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 43,979	$ 37,808	[1]
Wealth Management Loans Portfolio Segment | Investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	3,450	2,995
Wealth Management Loans Portfolio Segment | Noninvestment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	111	170
Wealth Management Mortgages Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Loans	3,781	3,341
Wealth Management Loans and Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 7,342	$ 6,506

[1]	Presented on a continuing operations basis.